EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Total dividends paid for ordinary share	$ 327	$ 329	$ 328
Distributable reserves	$ 3,563
Ordinary Shares
Equity
Ordinary final dividends per share		$ 0.231	$ 0.231	$ 0.231
Interim dividend per ordinary share	$ 0.144	$ 0.144	$ 0.144
Ordinary dividends paid relating to prior years	$ 202	$ 203	$ 202
Ordinary dividends paid relating to current years	125	126	126
Total dividends paid for ordinary share	$ 327	$ 329	$ 328
Proposed final dividend per ordinary share	$ 0.231
Total proposed dividends	$ 201